Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2017	2016
Assets
Cash and due from banks	$5,492,406	$4,806,252
Investment in common stock of subsidiary	43,167,293	41,366,024
Loan receivable from subsidiary	154,623	177,347
Other assets	160,837	118,460

Total assets	$48,975,159	$46,468,083

Liabilities
Other liabilities	$222,249	$222,518

Stockholders' Equity	48,752,910	46,245,565

Total liabilities and stockholders' equity	$48,975,159	$46,468,083

Schedule of Condensed Statements of Income and Comprehensive Income

Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2017	2016
Income
Dividends from subsidiary	$1,500,000	$2,500,000
Other income	11,145	10,544

Total income	1,511,145	2,510,544

Expenses
Other expenses	393,654	360,950

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,117,491	2,149,594

Income Tax Benefit	(144,064)	(136,020)

Income Before Equity in Undistributed Income of Subsidiary	1,261,555	2,285,614

Equity in Undistributed Income of Subsidiary	1,179,265	762,295

Net Income	$2,440,820	$3,047,909

Comprehensive Income	$2,979,868	$1,081,274

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year Ending December 31,
	2017	2016
Operating Activities
Net income	$2,440,820	$3,047,909
Items not providing cash, net	(1,179,265)	(762,295)
Stock-based compensation expense	22,232	90,163
Change in other assets and liabilities, net	(51,317)	(53,487)

Net cash provided by operating activities	1,232,470	2,322,290

Investing Activity
Loan payment from subsidiary	22,724	39,159

Net cash provided by investing activities	22,724	39,159

Financing Activities
Dividends paid	(715,480)	(2,440,380)
Stock repurchase	(104,289)	(127,118)
Exercise of stock options	250,729	211,775

Net cash used in financing activities	(569,040)	(2,355,723)

Net Change in Cash and Cash Equivalents	686,154	5,726

Cash and Cash Equivalents at Beginning of Year	4,806,252	4,800,526

Cash and Cash Equivalents at End of Year	$5,492,406	$4,806,252